Property and Equipment (Tables)	12 Months Ended
Feb. 29, 2020
Property and Equipment
Schedule of Property and Equipment

	February 28/29,
	2019	2020
Capitalized software development costs	$32,862	$35,867
Computer software	10,275	8,829
Computer equipment	7,828	9,383
Office equipment, furniture, and leasehold improvements	8,012	8,903
Office equipment and furniture under capital leases	1,252	1,251
	60,229	64,233
Less accumulated depreciation	(44,955)	(50,608)
Total	$15,274	$13,625